Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	183,913,582	180,913,582
Common stock, shares outstanding	183,913,582	180,913,582
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,500,000	1,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	145,080	240,080
Preferred stock, shares outstanding	145,080	240,080